Term Loans (Tables)	6 Months Ended
Jun. 30, 2013
Original Loan Agreement [Member]
Debt Instrument [Line Items]
Term Loan Agreement, covenant terms, minimum liquidity
Periods	Liquidity
Closing Date through December 31, 2012	$1,000,000
January 1, 2013 through March 31, 2013	$1,500,000
April 1, 2013 through June 30, 2013	$2,000,000
July 1, 2013 through September 30, 2013	$2,500,000
October 1, 2013 and at all times thereafter	$3,000,000

Term Loan Agreement, covenant terms, capital expenditures
Periods	Capital Expenditures
Closing Date through December 31, 2012	$100,000
Closing Date through March 31, 2013	$200,000
Closing Date through June 30, 2013	$300,000
Four fiscal quarters ending on September 30, 2013	$400,000
Four fiscal quarters ending on each of December 31, 2013 and December 31, 2014	$500,000
Four fiscal quarters ending on each of March 31, 2015, June 30, 2015, September 30, 2015 and December 31, 2015	$600,000
Four fiscal quarters ending on March 31, 2016, and each consecutive period of four fiscal quarters thereafter	$700,000

Term Loan Agreement, covenant terms, debt leverage ratio
Period Ending On	Total Debt Leverage Ratio
December 31, 2012	3.50 to 1.00
March 31, 2013	3.50 to 1.00
June 30, 2013	3.00 to 1.00
September 30, 2013	2.75 to 1.00
December 31, 2013	2.50 to 1.00
March 31, 2014	2.25 to 1.00
June 30, 2014	2.00 to 1.00
September 30, 2014	1.75 to 1.00
December 31, 2014	1.75 to 1.00
March 31, 2015	1.50 to 1.00
June 30, 2015	1.40 to 1.00
September 30, 2015	1.30 to 1.00
December 31, 2015	1.20 to 1.00
March 31, 2016 and the last day of each succeeding fiscal quarter thereafter	1.00 to 1.00

Term Loan Agreement, covenant terms, senior debt leverage ratio
Period Ending On	Senior Debt Leverage Ratio
December 31, 2012	2.60 to 1.00
March 31, 2013	2.60 to 1.00
June 30, 2013	2.40 to 1.00
September 30, 2013	2.20 to 1.00
December 31, 2013	2.00 to 1.00
March 31, 2014	1.80 to 1.00
June 30, 2014	1.60 to 1.00
September 30, 2014	1.50 to 1.00
December 31, 2014	1.40 to 1.00
March 31, 2015	1.30 to 1.00
June 30, 2015	1.20 to 1.00
September 30, 2015	1.10 to 1.00
December 31, 2015 and the last day of each succeeding fiscal quarter thereafter	1.00 to 1.00

Second Amendment to Loan Agreement [Member]
Debt Instrument [Line Items]
Term Loan Agreement, covenant terms, minimum liquidity

Periods	Liquidity
September 17, 2012 through November 13, 2012	$200,000
November 13, 2012 through December 31, 2012	$1,000,000
January 1, 2013 through March 22, 2013	$1,500,000
March 22, 2013 through June 30, 2013	$200,000
July 1, 2013 through September 30, 2013	$1,500,000
October 1, 2013 through December 31, 2013	$2,000,000
January 1, 2014 through March 31, 2014	$2,500,000
April 1, 2014 and at all times thereafter	$3,000,000

Term Loan Agreement, covenant terms, debt leverage ratio
Period Ending On	Total Debt Leverage Ratio
March 31, 2013	7.25 to 1.00
June 30, 2013	6.50 to 1.00
September 30, 2013	5.50 to 1.00
December 31, 2013	5.00 to 1.00
March 31, 2014	4.75 to 1.00
June 30, 2014	4.50 to 1.00
September 30, 2014	4.25 to 1.00
December 31, 2014	3.75 to 1.00
March 31, 2015	3.50 to 1.00
June 30, 2015	3.25 to 1.00
September 30, 2015	2.75 to 1.00
December 31, 2015	2.50 to 1.00
March 31, 2016	2.25 to 1.00
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter	2.00 to 1.00

Term Loan Agreement, covenant terms, senior debt leverage ratio
Period Ending On	Senior Debt Leverage Ratio
March 31, 2013	5.10 to 1.00
June 30, 2013	5.00 to 1.00
September 30, 2013	4.50 to 1.00
December 31, 2013	3.50 to 1.00
March 31, 2014	3.25 to 1.00
June 30, 2014	3.00 to 1.00
September 30, 2014	2.75 to 1.00
December 31, 2014	2.50 to 1.00
March 31, 2015	2.25 to 1.00
June 30, 2015	2.00 to 1.00
September 30, 2015	1.75 to 1.00
December 31, 2015	1.50 to 1.00
March 31, 2016	1.25 to 1.00
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter	1.00 to 1.00

Term Loan Agreement, covenant terms, fixed charge coverage ratio

Period Ending On	Fixed Charge Coverage Ratio
March 31, 2013	1.05 to 1.00
June 30, 2013	1.05 to 1.00
September 30, 2013	1.15 to 1.00
December 31, 2013	1.20 to 1.00
March 31, 2014	1.25 to 1.00
June 30, 2014	1.30 to 1.00
September 30, 2014	1.35 to 1.00
December 31, 2014	1.40 to 1.00
March 31, 2015	1.45 to 1.00
June 30, 2015	1.50 to 1.00
September 30, 2015	1.60 to 1.00
December 31, 2015	1.70 to 1.00
March 31, 2016	1.80 to 1.00
June 30, 2016	1.90 to 1.00
September 30, 2016 and the last day of each succeeding fiscal quarter thereafter	2.00 to 1.00

Term Loans [Member]
Debt Instrument [Line Items]
Components of term loan
	June 30,	December 31,
	2013	2012	2011
	(unaudited)
Term loan, UTA, net of debt discount of $0, $0 and $30,013	$-	$-	$744,987

Term loan, MidMarket Capital, net of debt discount of $163,239, $182,631 and $0	14,511,761	14,817,369	-

Convertible promissory notes, unsecured	-	27,500	-

Promissory notes, unsecured	-	195,000	-

Promissory notes, secured, maturing in December 2018	44,646	53,396	-

8% convertible promissory notes, unsecured	-	-	112,500

Promissory note with equity component, due on demand, non-interest bearing, due June 2011, with 2,000 common shares equity component	-	-	8,000

Promissory note, unsecured, maturing in October 2013, net of debt discount of $89,444, $0 and $0, respectively	773,056	-	-

18% convertible promissory note	-	210,000	-

Promissory note, unsecured, non-interest bearing due July 2011, with 4,000 common shares equity component	-	9,500	39,500

Promissory note, unsecured, 15% interest, maturing in September 2013	100,000	-	-

Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012, amended to mature upon the completion of an underwritten public offering	200,000	200,000	200,000
	15,629,463	15,512,765	1,104,987
Less: Current portion of debt	(4,417,700)	(3,632,528)	(1,104,987)

Long-term portion term loans, net of debt discount	$11,211,763	$11,880,237	$-

Schedule of future maturities

2013	$1,465,179
2014	1,473,179
2015	2,123,179
2016	3,585,679
2017	6,865,549
Total	$15,512,765

Midmarket Term Loan [Member]
Debt Instrument [Line Items]
Schedule of future maturities
March 31, 2013	$162,500
June 30, 2013	162,500
September 30, 2013	162,500
November 14, 2013	2,000,000
December 31, 2013	325,000
2014	1,462,500
2015	2,112,500
2016	3,575,000
2017	4,875,000
Total	$14,837,500